Acquisitions Ring Energy Inc (Details) (USD $)	Jun. 28, 2012
ACQUISITIONS OF RING ENERGY INC
Issuance Of common stock shares	6,579,808
Company incurred acquisition-related costs	$ 87,181
Consideration in cash	10,887,561
Note payable to Ring cancelled	2,003,122
Prepaid expenses Ring energy	26,942
Property and equipment Ring energy	187,637
Tax benefit Ring energy	436,391
Accounts payable Ring energy	(9,893)
Fair Value of Net Assets Ring energy	$ 13,531,760